SHAREHOLDERS' EQUITY	12 Months Ended
Sep. 30, 2025
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

NOTE 15 — SHAREHOLDERS’ EQUITY

Ordinary shares

The Company was established by founding shareholders under the laws of the Cayman Islands on with ordinary shares authorized 50,000, $1.0 par value, 10,000 ordinary shares issued and outstanding.

On July 26, 2022, the Board of Directors and shareholders of the Company unanimously approved the amended and restated memorandum of association, after which, the Company’s authorized share capital is $50,000 divided into 200,000,000 shares comprising (i) 190,000,000 Class A ordinary shares of par value $0.00025 each and (ii) 10,000,000 Class B ordinary shares of par value $0.00025 each. Each Class A Ordinary Share shall entitle the holder thereof to one (1) vote on all matters subject to vote at general meetings of our Company and each Class B ordinary share shall entitle the holder thereof to fifty (50) votes on all matters subject to vote at general meetings of our Company. Also, each Class B ordinary share is convertible into one (1) Class A ordinary share at any time at the option of the holder but Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances. Other than for voting rights and conversion rights of the Class B shares, the Class A Ordinary Shares and the Class B Ordinary Shares shall rank pari passu with one another and shall have the same rights, preferences, privileges and restrictions.

On September 20, 2023, the Company issued 760,000 shares at the price of $2.5 per share to Dragonsoft Holding Limited, a company wholly owned by Mr. Jianbiao Dai. (See Note 4 Receivable from sale of shares).

On December 16, 2024, the Company completed its IPO and issued 1,800,000 Class A ordinary shares to public shareholders at $5 per share.

On January 3, 2025, the Company issued 270,000 Class A ordinary shares at $5 per share to the underwriter for its overallotment right.

On January 6, 2025, the Company granted 550,000 Class A ordinary shares, with a fair value of $5.40 per share, to two of its employees in recognition of their outstanding performance. The shares were issued on April 29, 2025. As the awards were fully vested upon issuance with no future service conditions attached, the total fair value of the shares was recognized as general and administrative expenses in the CFS.

On January 6, 2025, the Company granted 1,033,000 Class A ordinary shares, with a fair value of $5.40 per share, to three service providers as compensation for their IT support services and strategic consulting services, which cover the period from January 1, 2025, to December 31, 2026. 800,000 shares and 233,000 shares were issued on April 29, 2025 and July 28, 2025, respectively. As the services were not received by the Company as of the shares granting date, the Company recorded it in deferred stock compensation as contra-equity and amortized ratably over the respective service period.

On May 14, 2025, the Company issued 1,510 shares of its Class A ordinary shares to each of its three independent directors as director compensation (4,530 shares in total), with a fair value of $20.65 per share.

Statutory reserve and restricted net assets

As stipulated by relevant PRC laws and regulations, the Company’s subsidiaries and affiliated entities in the mainland PRC (exclusive of Hong Kong) must make appropriations from taxable profit to non-distributive statutory reserves. These reserves include general reserve and the development reserve.

The statutory reserve requires annual appropriation of 10% of after-tax profits at each year-end until the balance reaches 50% of a mainland PRC company’s registered capital. The other reserve is set aside at the Company’s discretion. These reserves can only be used for general enterprise expansion and are not distributable as cash dividends.

Because some of the Company’s operating subsidiaries in the mainland PRC can only be paid out of distributable profits reported in accordance with PRC accounting standards, the Company’s operating subsidiaries in the PRC are restricted from transferring a portion of their net assets to the Company. The restricted amounts include the paid-in capital and statutory reserves of the Company’s entities in the PRC. The aggregate amount of paid-in capital and statutory reserves, which represented the amount of net assets of the Company’s operating subsidiaries in the PRC not available for distribution, was $2,957,630 as of September 30, 2025 and 2024.